PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of Defined Benefit Obligations, Plan Assets, and Funded Status
A summary of the changes in benefit obligations, plan assets and funded status of these plans is as follows:

	Pension Benefits		Other Benefits
December 31,	2017	2016	2017	2016
Change in benefit obligation
Projected benefit obligation at beginning of year	$1,118,318	$1,169,424	$242,846	$255,617
Service cost	20,657	23,075	263	299
Interest cost	40,996	41,875	8,837	9,731
Plan amendments	(8,473)	(43,065)	—	—
Actuarial (gain) loss	40,768	15,804	2,207	(2,998)
Settlement	(44,978)	(59,784)	—	—
Currency translation and other	6,749	1,416	889	314
Benefits paid	(56,473)	(30,427)	(18,930)	(20,117)
Projected benefit obligation at end of year	1,117,564	1,118,318	236,112	242,846
Change in plan assets
Fair value of plan assets at beginning of year	1,023,676	1,041,902	—	—
Actual return on plan assets	121,241	49,012	—	—
Employer contributions	37,503	21,580	18,930	20,117
Settlement	(44,978)	(59,784)	—	—
Currency translation and other	5,257	1,393	—	—
Benefits paid	(56,473)	(30,427)	(18,930)	(20,117)
Fair value of plan assets at end of year	1,086,226	1,023,676	—	—
Funded status at end of year	$(31,338)	$(94,642)	$(236,112)	$(242,846)

Amounts recognized in the Consolidated Balance Sheets:
Other assets	$14,988	$39	$—	$—
Accrued liabilities	(6,916)	(28,994)	(20,792)	(22,576)
Other long-term liabilities	(39,410)	(65,687)	(215,320)	(220,270)
Total	$(31,338)	$(94,642)	$(236,112)	$(242,846)

Amounts recognized in Accumulated Other Comprehensive Income (Loss), net of tax:
Actuarial net (loss) gain	$(207,659)	$(243,228)	$8,313	$9,264
Net prior service credit (cost)	30,994	28,360	(1,174)	(1,565)
Net amounts recognized in AOCI	$(176,665)	$(214,868)	$7,139	$7,699

Schedule of Accumulated Benefit Obligations in Excess of Plan Assets
Plans with accumulated benefit obligations in excess of plan assets were as follows:

December 31,	2017	2016
Projected benefit obligation	$711,767	$1,118,294
Accumulated benefit obligation	675,660	1,081,254
Fair value of plan assets	665,441	1,023,613

Schedule of Components of Net Periodic Benefit Cost
The components of net periodic benefit cost were as follows:

	Pension Benefits			Other Benefits
For the years ended December 31,	2017	2016	2015	2017	2016	2015
Amounts recognized in net periodic benefit cost
Service cost	$20,657	$23,075	$28,300	$263	$299	$542
Interest cost	40,996	41,875	44,179	8,837	9,731	10,187
Expected return on plan assets	(57,370)	(58,820)	(68,830)	—	—	—
Amortization of prior service (credit) cost	(5,822)	(1,555)	(1,178)	748	575	611
Amortization of net loss (gain)	33,648	34,940	30,510	(1)	(13)	(57)
Curtailment credit	—	—	(688)	—	—	204
Settlement loss	17,732	22,657	23,067	—	—	—
Total net periodic benefit cost	$49,841	$62,172	$55,360	$9,847	$10,592	$11,487

Change in plan assets and benefit obligations recognized in AOCI, pre-tax
Actuarial net (gain) loss	$(73,768)	$(31,772)	$(21,554)	$2,139	$(3,047)	$(26,270)
Prior service (credit) cost	(2,650)	(41,517)	1,748	(744)	(572)	(834)
Total recognized in other comprehensive (income) loss, pre-tax	$(76,418)	$(73,289)	$(19,806)	$1,395	$(3,619)	$(27,104)
Net amounts recognized in periodic benefit cost and AOCI	$(26,577)	$(11,117)	$35,554	$11,242	$6,973	$(15,617)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year
Amounts expected to be amortized from AOCI into net periodic benefit cost during 2018 are as follows:

	Pension Plans	Post-Retirement Benefit Plans
Amortization of net actuarial loss	$26,735	$—
Amortization of prior service (credit) cost	$(7,197)	$836

Schedule of Weighted-Average Assumptions Used in Computing the Benefit Obligation
The weighted-average assumptions used in computing the benefit obligations were as follows:

	Pension Benefits		Other Benefits
December 31,	2017	2016	2017	2016
Discount rate	3.4%	3.8%	3.5%	3.8%
Rate of increase in compensation levels	3.8%	3.8%	N/A	N/A
The weighted-average assumptions used in computing net periodic benefit cost were as follows:

	Pension Benefits			Other Benefits
For the years ended December 31,	2017	2016	2015	2017	2016	2015
Discount rate	3.8%	4.0%	3.7%	3.8%	4.0%	3.7%
Expected long-term return on plan assets	5.8%	6.1%	6.3%	N/A	N/A	N/A
Rate of compensation increase	3.8%	3.8%	4.1%	N/A	N/A	N/A

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one-percentage point change in assumed health care cost trend rates would have the following effects:

Impact of assumed health care cost trend rates	One-Percentage Point Increase	One-Percentage Point Decrease
Effect on total service and interest cost components	$148	$(129)
Effect on accumulated post-retirement benefit obligation	3,133	(2,758)

Schedule of Allocation of Plan Assets
Our target asset allocation for our major domestic pension plans as of December 31, 2017 was as follows:

Asset Class	Target Asset Allocation
Cash	1%
Equity securities	25%
Fixed income securities	49%
Alternative investments, including real estate, listed infrastructure and other	25%
The following table sets forth by level, within the fair value hierarchy (as defined in Note 6), pension plan assets at their fair values as of December 31, 2017:

	Quoted prices in active markets of identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)	Investments Using NAV as a Practical Expedient (1)	Total
Cash and cash equivalents	$1,179	$18,161	$—	$730	$20,070
Equity securities:
Global all-cap (a)	—	—	—	276,825	276,825
Fixed income securities:
U.S. government/agency	—	—	—	239,686	239,686
Corporate bonds (b)	—	33,019	—	162,633	195,652
Collateralized obligations (c)	—	40,350	—	34,538	74,888
International government/corporate bonds (d)	—	—	—	32,447	32,447
Alternative investments:
Global diversified assets (e)	—	—	—	149,030	149,030
Global real estate investment trusts (f)	—	—	—	50,213	50,213
Global infrastructure (g)	—	—	—	47,415	47,415
Total pension plan assets	$1,179	$91,530	$—	$993,517	$1,086,226

The following table sets forth by level, within the fair value hierarchy, pension plan assets at their fair values as of December 31, 2016:

	Quoted prices in active markets of identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)	Total
Cash and cash equivalents	$576	$9,540	$—	$10,116
Equity securities:
Global all-cap (a)	20,216	242,214	—	262,430
Fixed income securities:
U.S. government/agency	—	228,648	—	228,648
Corporate bonds (b)	—	199,634	—	199,634
Collateralized obligations (c)	—	50,532	—	50,532
International government/corporate bonds (d)	—	30,928	—	30,928
Alternative investments:
Global diversified assets (e)	—	146,975	—	146,975
Global real estate investment trusts (f)	—	48,000	—	48,000
Global infrastructure (g)	—	46,413	—	46,413
Total pension plan assets	$20,792	$1,002,884	$—	$1,023,676

(1)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in our Obligations and Funded Status table.

(a)	This category comprises equity funds that primarily track the MSCI World Index or MSCI All Country World Index.
(b)	This category comprises fixed income funds primarily invested in investment grade and high yield bonds.
(c)	This category comprises fixed income funds primarily invested in high quality mortgage-backed securities and other asset-backed obligations.
(d)	This category comprises fixed income funds primarily invested in Canadian and other international bonds.
(e)	This category comprises diversified funds invested across alternative asset classes.
(f)	This category comprises equity funds primarily invested in publicly traded real estate securities.
(g)	This category comprises equity funds primarily invested in publicly traded listed infrastructure securities.

Schedule of Expected Benefit Payments
Total benefit payments expected to be paid to plan participants, including pension benefits funded from the plans and other benefits funded from Company assets, are as follows:

	Expected Benefit Payments
	2018	2019	2020	2021	2022	2023-2027
Pension Benefits	$126,392	$78,614	$85,804	$87,159	$107,005	$407,769
Other Benefits	20,773	19,026	17,768	16,863	15,767	69,003